N-6	Jun. 12, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Jun. 12, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

On or about October 5, 2026, it is anticipated that Putnam VT Sustainable Leaders Fund, a Fund available under your Policy, will change its name (as shown below), investment strategies, and investment policy. These changes are subject to shareholder approval and will be detailed in a Proxy Statement expected to be mailed around August 20, 2026. If shareholders do not approve the proposal, the Fund will continue operating as it does today and retain the current name. See the Fund prospectus for more information regarding the proposed changes.

CURRENT FUND NAME	NEW FUND NAME
Putnam VT Sustainable Leaders Fund	Putnam VT Focused U.S. Research Fund

After October 5, 2026, if approved by the shareholders, all references to the Fund in your Policy Prospectuses are hereby replaced with the new fund name.

Putnam VT Focused U.S. Research Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Focused U.S. Research Fund